SUBSEQUENT EVENT (Narrative) (Details)	0 Months Ended		1 Months Ended							12 Months Ended
	Oct. 03, 2014 USD ($)	Oct. 03, 2014 CAD	Aug. 27, 2014 USD ($)	Aug. 27, 2014 CAD	Feb. 20, 2014 USD ($)	Feb. 20, 2014 CAD	Jan. 29, 2014 USD ($)	Jan. 29, 2014 CAD	Apr. 28, 2015 Subsequent Event [Member] CAD	Dec. 31, 2014 Subsequent Event [Member] Director And Officers [Member]
Stock Issued During Period Under Private Placement	5,000,000	5,000,000	3,000,000	3,000,000	2,000,000	2,000,000	7,500,000	7,500,000	15,000,000	11,000,000
Shares Issued, Price Per Share	$ 0.089	0.10	$ 0.056	0.06	$ 0.068	0.075	$ 0.0474	0.0525	0.06
Proceeds from Issuance of Private Placement	$ 447,254	500,000	$ 163,926	180,000	$ 135,150	150,000	$ 355,596	393,750	900,000
Warrant Entitling to Purchase Common Stock Price Per Share	$ 0.13	0.15	$ 0.07	0.075	$ 0.0901	0.10	$ 0.063	0.07	0.10
Warrant Entitling to Purchase Common Share Period	1 year	1 year	2 years	2 years	2 years	2 years	2 years	2 years	2 years